Note 3 (Tables)	12 Months Ended
Dec. 31, 2022
BBVA Group [Abstract]
Contribution to consolidated group total assets entities by main activities [Table Text Block]
The following table sets forth information related to the Group’s total assets as of December 31, 2022, 2021 and 2020, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of Euros)
	2022	2021	2020
Banking and other financial services	678,788	631,683	703,304
Insurance and pension fund managing companies	31,136	29,657	28,667
Other non-financial services	3,217	1,545	1,826
Total	713,140	662,885	733,797